Leases (Tables)	12 Months Ended
Jun. 30, 2023
Presentation of leases for lessee [abstract]
Summary of Lease Asset and Liability	The consolidated balance sheet shows the following amounts relating to leases:

	Consolidated	Consolidated
	June 30, 2023	June 30, 2022
Right-of-use Assets	$	$
Buildings	385,369	270,147

	385,369	270,147

Summary of Aging of Lease Liabilities

	Consolidated	Consolidated
	June 30, 2023	June 30, 2022
Lease Liabilities	$	$
Current	185,205	173,377
Non-current	207,617	107,492

Balance at June 30, 2023	392,822	280,869

Summary of Recognised ROU Assets
The recognised ROU assets are comprised solely of property leases in Germany and France. Movements during the fiscal years June 30, 2023 and June 30, 2022 are as follows:

ROU asset	A$
Initial value of ROU asset recognised as at July 1, 2019	336,090
Less: lease incentives	(12,215)
Net ROU asset recognised under AASB 16 (IFRS 16) as at July 1, 2019	323,875
Depreciation for the fiscal year ended June 30, 2020	(126,712)
Foreign exchange differences	4,052
Closing balance of ROU asset as at June 30, 2020	201,215
Closing balance of ROU asset as at July 1, 2020	201,215
Lease addition and modification for the fiscal year ended June 30, 2021	254,461
Depreciation for the fiscal year ended June 30, 2021	(181,374)
Foreign exchange differences	(5,489)
Closing balance of ROU asset as at June 30, 2021	268,813
Opening balance of ROU asset as at July 1, 2021	268,813
Lease addition and modification for the fiscal year ended June 30, 2022	306,667
Lease disposals for the financial year ended June 30, 2022	(74,782)
Depreciation for the fiscal year ended June 30, 2022	(224,406)
Foreign exchange differences	(6,145)
Closing balance of ROU asset as at June 30, 2022	270,147
Lease addition and modification for the fiscal year ended June 30, 2023	311,986
Lease disposals for the financial year ended June 30, 2023	—
Depreciation for the fiscal year ended June 30, 2023	(202,605)
Foreign exchange differences	5,841
Closing balance of ROU asset as at June 30, 2023	385,369

Summary of Movement of Lease Liabilities
For the fiscal years June 30, 2023 and June 30, 2022, movement of lease liabilities and aging presentation are as follows:

	Consolidated	Consolidated
	June 30, 2023	June 30, 2022
Lease Liabilities Reconciliation	$	$
Opening Balance	280,869	288,307
Lease additions and modifications	311,986	292,126
Interest charged for the year	8,678	10,462
Disposals	—	(76,123)
Principal paid for the year	(211,974)	(222,536)
Interest expense paid for the year	(8,818)	(9,712)
Foreign exchange adjustments	12,081	(1,655)

Closing Balance	392,822	280,869

Summary of Maturity Analysis of Lease Liabilities
The table below shows the Group’s lease liabilities in relevant maturity groupings based on their
contractual maturities. The amounts disclosed in the table are the contractual undiscounted cashflows.

Lease Liabilities	Less than 1 year $	Between 1 and 2 years $	Between 2 and 5 years $	Over 5 years $	Total contractual cashflows	Carrying amount $
2023	194,688	212,952	—	—	407,640	392,822
2022	178,510	108,706	—	—	287,216	280,869